Income taxes:	12 Months Ended
Jun. 30, 2014
Income taxes:
Income taxes:

Note F — Income taxes:

Deferred tax assets and liabilities are computed by applying the effective U.S. federal income tax rate to the gross amounts of temporary differences and other tax attributes. Deferred tax assets and liabilities relating to state income taxes are not material. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of June 30, 2014 and 2013, the Company believed it was more likely than not that future tax benefits from net operating loss carryforwards and other deferred tax assets would not be realizable through generation of future taxable income; therefore, they were fully reserved.

The components of the net deferred federal income tax assets (liabilities) at June 30 were as follows:

	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$25,557,786	$15,154,000
Depreciation basis of assets	657,878	4,600
	$26,215,664	$15,158,600
Deferred tax liabilities:
Depletion basis of assets and related accounts	$(651,534)	$(85,800)
	$(651,534)	$(85,800)

Net deferred tax (liabilities) assets before valuation allowance	$25,564,130	$15,072,800
Valuation allowance	(25,564,130)	(15,072,800)
Net deferred tax (liabilities) assets	$—	$—

The following table summarizes the difference between the actual tax provision and the amounts obtained by applying the statutory tax rates to the income or loss before income taxes for the years ended June 30, 2014 and 2013:

	2014	2013
Tax provision (benefit) calculated at statutory rate	$3,098,801	$(1,484,000)
Effect of bargain purchase gain	(7,677,201)	—
Effect of warrant liability	(5,821,035)	—
Adjustment to valuation allowance	10,399,435	1,484,000
Current federal income tax provision (benefit)	$—	$—

As of June 30, 2014, the Company had net operating loss carryforwards of approximately $75,169,980, which are available to reduce future taxable income. The Company used the 2030 net operating loss carryforwards in 2010. These carryforwards expire as follows:

Year	losses

2028	$10,389,100
2029	11,065,900
2030	—
2031	11,934,200
2032	8,923,800
2033	2,257,500
2034	30,599,480
$75,169,980